Schedule II-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule II- Valuation and Qualifying Accounts and Reserves
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
(Dollars in Thousands)

	Beginning Balance	Charged to Costs and Expenses	Other Charges	Deductions	Ending Balance
For the Year Ended December 31, 2013
Loan loss reserves	$156,699	$(8,786)	$—	$(145,033)	$2,880
Allowance for doubtful accounts	1,526	784	—	(1,159)	1,151
Allowance for unbilled rent receivable	—	354	—	(47)	307
	$158,225	$(7,648)	$—	$(146,239)	$4,338
For the Year Ended December 31, 2012
Loan loss reserves	$187,784	$23,037	$—	$(54,122)	$156,699
Allowance for doubtful accounts	1,179	833	—	(486)	1,526
	$188,963	$23,870	$—	$(54,608)	$158,225
For the Year Ended December 31, 2011
Loan loss reserves	$197,200	$52,980	$—	$(62,396)	$187,784
Allowance for doubtful accounts	2,642	445	—	(1,908)	1,179
	$199,842	$53,425	$—	$(64,304)	$188,963